Earnings Per Share - Schedule of Earnings Per Share (Detail) - ARS ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [abstract]
Net Income for the Year Attributable to owners of the Parent	$ (3,465,822)	$ 6,793,588
Weighted Average Common Shares	1,426,765	1,332,617
Income per Share	$ (2.43)	$ 5.10